Boston Partners Emerging Markets Dynamic Equity Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 64.9%	Shares	Value
Brazil - 9.1%
Embraer SA	10,100	$115,648
Hypera SA	144,800	640,264
Itau Unibanco Holding SA - ADR	101,729	670,394
Localiza Rent a Car SA	134,900	1,011,838
Rede D'Or Sao Luiz SA (a)	113,700	749,651
Sendas Distribuidora SA	558,700	1,093,077
Suzano SA	20,700	179,404
TIM SA	280,900	952,295
		5,412,571

Chile - 1.9%
Cencosud SA	86,372	297,257
Sociedad Quimica y Minera de Chile SA - ADR (b)	26,416	803,839
		1,101,096

China - 15.7%
Angel Yeast Co. Ltd. - Class A (b)	40,100	211,818
China Jushi Co. Ltd. - Class A (b)	585,000	916,219
Contemporary Amperex Technology Co. Ltd. - Class A (b)	14,300	493,800
Ginlong Technologies Co. Ltd. - Class A (b)	34,700	245,389
Hangzhou Chang Chuan Technology Co. Ltd. - Class A (b)	21,900	124,849
Hongfa Technology Co. Ltd. - Class A (b)	14,400	65,392
Hoymiles Power Electronics, Inc. - Class A (b)	16,527	227,808
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A (b)	171,100	717,271
JD.com, Inc. - ADR (b)	3,284	106,434
Luzhou Laojiao Co. Ltd. - Class A (b)	10,500	169,672
Muyuan Foods Co., Ltd. - Class A (b)	195,100	1,092,494
Ningbo Deye Technology Co. Ltd. - Class A (b)	25,300	288,812
Qinghai Salt Lake Industry Co. Ltd. - Class A (b)(c)	227,000	497,646
Quectel Wireless Solutions Co. Ltd. - Class A (b)	23,700	231,972
Sunwoda Electronic Co. Ltd. - Class A (b)	76,000	194,625
Tencent Holdings Ltd. - ADR - ADR (b)	7,442	467,209
Tongwei Co., Ltd., Class A - Class A (b)	159,400	359,642
Wanhua Chemical Group Co., Ltd. - Class A (b)	26,000	194,938
Wens Foodstuffs Group Co., Ltd., Class A - Class A (b)	81,000	186,852
Wuliangye Yibin Co., Ltd., Class A - Class A (b)	10,400	181,791
WuXi AppTec Co. Ltd. - Class A (b)	53,600	470,801
Wuxi NCE Power Co. Ltd. - Class A	19,000	79,859
Yifeng Pharmacy Chain Co. Ltd. - Class A (b)	215,200	776,609
Yunnan Baiyao Group Co. Ltd. - Class A (b)	38,400	300,786
Yunnan Yuntianhua Co. Ltd. - Class A (b)	179,600	543,043
Zhejiang Jingxin Pharmaceutical Co. Ltd. - Class A (b)	101,600	184,640
Zhejiang NHU Co. Ltd. - Class A (b)	19,700	59,957
		9,390,328

Cyprus - 0.0%(d)
Fix Price Group PLC - GDR (c)(e)	21,704	0

Greece - 1.5%
Hellenic Telecommunications Organization SA	9,366	180,610
OPAP SA	34,159	734,520
		915,130

India - 1.8%
Chambal Fertilisers and Chemicals Ltd.	28,541	184,031
UPL Ltd.	111,281	818,005
UPL Ltd. (c)	10,899	52,199
		1,054,235

Israel - 0.3%
ICL Group Ltd. (b)	30,145	199,861

Luxembourg - 3.4%
Millicom International Cellular SA (b)	30,688	1,151,107
Zabka Group SA (c)	148,545	897,920
		2,049,027

Malaysia - 0.1%
AMMB Holdings Bhd	62,700	77,167

Mexico - 8.3%
America Movil SAB de CV (c)	981,100	827,026
Arca Continental SAB de CV	5,500	60,541
Cemex SAB de CV - ADR (b)	105,524	722,839
Coca-Cola Femsa SAB de CV - ADR (b)	7,278	691,410
Fibra Uno Administracion SAB de CV	252,500	353,052
Genomma Lab Internacional SAB de CV - Class B	94,600	109,349
Gruma SAB de CV - Class B	10,010	188,346
Grupo Comercial Chedraui SAB de CV	10,100	73,943
Grupo Financiero Banorte SAB de CV	106,700	946,305
Kimberly-Clark de Mexico SAB de CV - Class A	304,300	542,833
Prologis Property Mexico SAB de CV	81,500	310,940
Vista Energy SAB de CV - ADR (b)(c)	2,308	114,315
		4,940,899

Portugal - 1.1%
Jeronimo Martins SGPS SA	26,841	676,559

Saudi Arabia - 2.6%
Al Rajhi Bank	34,809	844,331
Riyad Bank	81,769	632,606
SABIC Agri-Nutrients Co.	4,008	102,353
		1,579,290

Singapore - 1.0%
Singapore Airlines Ltd.	104,000	573,826

South Africa - 1.0%
Vodacom Group Ltd.	78,822	604,707

South Korea - 3.4%
Hankook Tire & Technology Co., Ltd.	6,577	183,427
Hyundai Rotem Co. Ltd.	3,067	324,632
KT Corp. - ADR (b)	18,017	338,900
Samsung Electro-Mechanics Co., Ltd.	1,827	161,266
Samsung Electronics Co., Ltd.	18,518	751,418
Samsung Fire & Marine Insurance Co. Ltd.	927	271,297
		2,030,940

Taiwan - 4.3%
Globalwafers Co. Ltd.	58,000	600,869
Nan Ya Plastics Corp.	609,000	577,428
Nanya Technology Corp. (c)	391,000	581,632
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,103	599,872
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	7,000	223,258
		2,583,059

Thailand - 1.5%
Com7 PCL - NVDR	303,700	183,806
CP ALL PCL - NVDR	190,300	271,986
Indorama Ventures PCL - NVDR	698,600	431,741
		887,533

United Arab Emirates - 5.1%
Abu Dhabi Commercial Bank PJSC	176,996	581,782
Abu Dhabi Islamic Bank PJSC	239,371	1,249,551
Emaar Properties PJSC	341,425	1,222,627
		3,053,960

United Kingdom - 0.3%
Hikma Pharmaceuticals PLC	5,640	162,801

United States - 2.5%
Monolithic Power Systems, Inc. (b)	637	421,630
Mosaic Co. (b)	30,077	1,086,983
		1,508,613
TOTAL COMMON STOCKS (Cost $35,470,287)		38,801,602

PREFERRED STOCKS - 2.6%	Shares	Value
Brazil - 0.7%
Itau Unibanco Holding SA (b)	62,500	409,236

South Korea - 1.9%
Samsung Electronics Co., Ltd.	34,999	1,166,441
TOTAL PREFERRED STOCKS (Cost $1,515,137)		1,575,677

SHORT-TERM INVESTMENTS - 12.8%		Value
Money Market Funds - 12.8%	Shares
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 4.18% (b)(f)	1,908,723	1,908,723
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 4.09% (b)(f)	1,908,722	1,908,722
Fidelity Treasury Portfolio - Class I, 4.19% (b)(f)	1,908,723	1,908,723
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 4.15% (b)(f)	1,908,723	1,908,723
TOTAL SHORT-TERM INVESTMENTS (Cost $7,634,891)		7,634,891

TOTAL INVESTMENTS - 80.3% (Cost $44,620,315)		48,012,170
Other Assets in Excess of Liabilities - 19.7%		11,779,460
TOTAL NET ASSETS - 100.0%		$59,791,630
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $749,651 or 1.3% of the Fund’s net assets.

(b)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of May 31, 2025 is $26,287,720.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Boston Partners Emerging Markets Dynamic Equity Fund
Schedule of Securities Sold Short
May 31, 2025 (Unaudited)

COMMON STOCKS - (1.1)%	Shares	Value
Greece - (0.5)%
Metlen Energy & Metals SA	(5,755)	$(291,817)

South Korea - (0.3)%
Hyundai Motor Co. - GDR	(3,189)	(197,622)

Taiwan - (0.3)%
Hon Hai Precision Industry Co. Ltd. - GDR	(14,065)	(143,463)
TOTAL COMMON STOCKS (Proceeds $568,475)		(632,902)

TOTAL SECURITIES SOLD SHORT - (1.1)% (Proceeds $568,475)		$(632,902)

Percentages are stated as a percent of net assets.

Boston Partners Emerging Markets Dynamic Equity Fund
Schedule of Futures Contracts
May 31, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Dabur India Ltd.	(68)	06/26/2025	$482,387	$813
Varun Beverages Ltd.	(95)	06/26/2025	464,315	9,578
Net Unrealized Appreciation (Depreciation)				$10,391

Boston Partners Emerging Markets Dynamic Equity Fund
Schedule of Contracts For Difference
May 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
AAC Technologies Holdings, Inc.	Morgan Stanley	Receive	1 mo. HIBOR HKD + 0.55%	Termination	08/01/2027	HKD	$783,675	$17,784
Alibaba Group Holding Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/04/2027	HKD	9,191,730	(62,840)
Alpek SAB de CV	Morgan Stanley	Receive	EFFR + 0.55%	Termination	12/04/2025		38,084	(19,153)
Alpek SAB de CV	Morgan Stanley	Receive	EFFR + 0.55%	Termination	12/04/2025		222,662	(125,269)
BYD Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	11/20/2027	HKD	7,856,000	237,081
Cathay Pacific Airways Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	01/23/2028	HKD	3,474,240	10,292
China Feihe Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	09/15/2027	HKD	4,652,760	75,514
China Mengniu Dairy Co. Ltd.	J.P. Morgan Securities, Inc.	Receive	HONIA + 0.40%	Termination	05/14/2028	HKD	2,811,120	(29,914)
Coca-Cola Femsa SAB de CV	Goldman Sachs	Receive	EFFR + 0.51%	Termination	08/08/2027		157,320	14,002
Coway Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	09/15/2027		621,404	125,805
DBS Group Holdings Ltd.	Morgan Stanley	Receive	SORA + 0.55%	Termination	12/10/2025	SGD	4	1
DBS Group Holdings Ltd.	Morgan Stanley	Receive	SORA + 0.55%	Termination	10/24/2027	SGD	147,576	5,309
Detsky Mir PJSC	Goldman Sachs	Receive	EFFR + 0.85%	Monthly	09/18/2025		0	(178,548)
Eva Airways Corp.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/13/2027		174,477	18,591
Flat Glass Group Co. Ltd.	UBS AG	Receive	HIHDO/N INDEX + 0.33%	Termination	03/29/2028	HKD	2,690,590	(150,355)
Formosa Plastics Corp.	Goldman Sachs	Receive	EFFR + 0.76%	Termination	05/17/2028		297,576	(16,961)
Geely Automobile Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	09/01/2027	HKD	12,897,840	(46,718)
Genomma Lab Internacional SAB de CV	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	08/08/2027		132,467	21,374
Goldwind Science & Technology Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	09/11/2027	HKD	2,158,400	40,894
Hana Financial Group, Inc.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/17/2027		476,025	97,823
HeadHunter Group PLC	Goldman Sachs	Receive	EFFR + 0.55%	Monthly	09/23/2026		0	(116,107)
Hypera SA	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	08/11/2027		294,486	10,964
Hyundai Mobis Co. Ltd.	Morgan Stanley	Receive	EFFR + 3.88%	Termination	11/06/2027		1,282,879	9,053
ICL Group Ltd.	Goldman Sachs	Receive	TELBOR + 0.70%	Termination	08/27/2027	ILS	740,661	59,493
J&T Global Express Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	11/20/2027	HKD	6,640,126	48,862
JD Logistics, Inc.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	10/27/2027	HKD	929,268	(16,340)
JD.com, Inc.	UBS AG	Receive	1 mo. HIBOR HKD + 0.33%	Termination	03/15/2028	HKD	1,166,545	(37,087)
Korea Electric Power Corp.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/27/2027		710,388	192,445
Korean Air Lines Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	07/31/2027		169,863	(11,087)
KT Corp.	Morgan Stanley	Receive	EFFR + 0.55%	Termination	08/11/2027		223,753	58,352
KT Corp.	Morgan Stanley	Receive	EFFR + 0.55%	Termination	09/22/2027		555,215	98,446
Lenovo Group Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	03/15/2028	HKD	741,280	(40,772)
Millicom International Cellular SA	Goldman Sachs	Receive	EFFR + 0.55%	Termination	01/02/2031		199,928	44,474
NAVER Corp.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	11/03/2027		133,725	(22,310)
Orion Corp./Republic of Korea	Goldman Sachs	Receive	EFFR + 0.76%	Termination	04/19/2028		246,294	1,768
Oversea-Chinese Banking Corp. Ltd.	Morgan Stanley	Receive	SORA + 0.55%	Termination	09/18/2027	SGD	142,824	(3,625)
Pharmaron Beijing Co. Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	09/25/2027	HKD	915,272	38,394
Rede D'Or Sao Luiz SA	J.P. Morgan Securities, Inc.	Receive	OBFR + 0.60%	Termination	06/16/2027		258,712	55,382
Samsung Electronics Co. Ltd.	Goldman Sachs	Receive	SONIA + 0.96%	Termination	04/01/2026		604,606	(72,261)
Samsung Electronics Co. Ltd.	UBS AG	Receive	OBFR + 0.30%	Termination	03/09/2028		667,984	50,455
Sberbank of Russia PJSC	Goldman Sachs	Receive	EFFR + 0.96%	Monthly	09/18/2025		0	(1,057)
Silergy Corp.	Goldman Sachs	Receive	EFFR + 0.76%	Termination	08/04/2027		572,268	(55,839)
STO Express Co. Ltd.	Goldman Sachs	Receive	EFFR + 0.50%	Termination	02/27/2028		127,138	2,640
Sunny Optical Technology Group Co. Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/01/2027	HKD	567,760	14,429
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.85%	Termination	10/16/2027		2,226,438	(43,946)
Tencent Holdings Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/25/2027	HKD	9,814,540	167,940
Tingyi Cayman Islands Holding Corp.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	09/15/2027	HKD	4,945,920	49,465
Tongcheng Travel Holdings Ltd.	Morgan Stanley	Receive	HONIA + 0.55%	Termination	12/04/2027	HKD	5,803,300	86,249
WH Group Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	08/01/2027	HKD	13,784,960	365,696
WuXi AppTec Co. Ltd.	Goldman Sachs	Receive	1 mo. HIBOR HKD + 0.50%	Termination	09/25/2027	HKD	9,446,250	333,297
								$1,302,085

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Accton Technology Corp.	Goldman Sachs	Pay	EFFR + (1.50)%	Termination	03/21/2027		(74,578)	(25,552)
Accton Technology Corp.	HSBC Bank	Pay	SOFR + (0.50)%	Termination	03/29/2028		(124,297)	(25,628)
Adient PLC	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/15/2027		(177,695)	66,714
Adient PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(308,183)	90,868
ADNOC Logistics & Services	Goldman Sachs	Pay	EFFR + (0.75)%	Termination	12/11/2027		(504,805)	47,443
Airports of Thailand PCL	Goldman Sachs	Pay	EFFR + (1.50)%	Termination	08/18/2027		(310,749)	202,318
AKR Corporindo Tbk PT	Bank of America	Pay	EFFR + (0.03)%	Termination	02/24/2027		(10,371)	880
AKR Corporindo Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (8.72)%	Termination	03/12/2028		(7,827)	(617)
AKR Corporindo Tbk PT	Morgan Stanley	Pay	EFFR + (4.05)%	Termination	08/14/2027		(7,944)	1,229
Al Hammadi Co. for Development and Investment	J.P. Morgan Securities, Inc.	Pay	EFFR + (10.65)%	Termination	08/25/2027		(198,664)	23,029
Alsea SAB de CV	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/15/2027		(510,470)	(72,552)
Amorepacific Corp.	Goldman Sachs	Pay	EFFR + (9.00)%	Termination	12/10/2025		(397,214)	18,687
Antofagasta PLC	Goldman Sachs	Pay	SONIA + (0.40)%	Termination	09/05/2027	GBP	(58,072)	(5,988)
Arabian Contracting Services Co.	J.P. Morgan Securities, Inc.	Pay	EFFR + (0.35)%	Termination	11/12/2027		(12)	4
Asia Vital Components Co. Ltd.	HSBC Bank	Pay	SOFR + (4.00)%	Termination	03/05/2028		(124,130)	(24,448)
Asia Vital Components Co. Ltd.	Morgan Stanley	Pay	EFFR + (2.875)%	Termination	02/13/2028		(455,145)	(89,793)
ASPEED Technology, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.83)%	Termination	12/22/2027		(394,414)	(47,096)
AURAS Technology Co. Ltd.	HSBC Bank	Pay	SOFR + (19.00)%	Termination	03/05/2028		(95,100)	6,942
AURAS Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (18.00)%	Termination	02/13/2028		(399,419)	(41,632)
Axis Bank Ltd.	Morgan Stanley	Pay	EFFR + (1.25)%	Termination	11/13/2027		(1,112,648)	(66,574)
Bangkok Airways PCL	Morgan Stanley	Pay	EFFR + (12.75)%	Termination	01/30/2028		(227,888)	53,499
Bank Negara Indonesia Persero Tbk PT	Bank of America	Pay	EFFR + (0.04)%	Termination	02/09/2028		(119,265)	(16,742)
Bank Negara Indonesia Persero Tbk PT	HSBC Bank	Pay	SOFR + (3.50)%	Termination	03/15/2028		(125,246)	(12,547)
Bank Negara Indonesia Persero Tbk PT	Morgan Stanley	Pay	EFFR + (4.05)%	Termination	02/02/2028		(289,411)	(7,281)
Bank Negara Indonesia Persero Tbk PT	UBS AG	Pay	OBFR + (0.30)%	Termination	02/23/2028		(181,033)	(6,562)
Bank Rakyat Indonesia Persero Tbk PT	Goldman Sachs	Pay	EFFR + (12.53)%	Termination	02/23/2028		(640,566)	(115,512)
Becle SAB de CV	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.83)%	Termination	03/05/2028		(652,451)	(170,690)
Bid Corp. Ltd.	HSBC Bank	Pay	South Africa Rand Overnight Deposit Rate + (0.60)%	Termination	03/29/2028	ZAR	(2,510,206)	(12,005)
Bid Corp. Ltd.	Morgan Stanley	Pay	South Africa Rand Overnight Deposit Rate + (1.05)%	Termination	08/08/2027	ZAR	(9,234,416)	(39,468)
Bora Pharmaceuticals Co. Ltd.	Goldman Sachs	Pay	EFFR + (5.75)%	Termination	07/25/2027		(51,387)	(9,419)
Bora Pharmaceuticals Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.75)%	Termination	03/29/2028		(102,775)	(8,964)
Budweiser Brewing Co. APAC Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	02/24/2027	HKD	(1,683,444)	5,514
Budweiser Brewing Co. APAC Ltd.	Morgan Stanley	Pay	HONIA + (0.55)%	Termination	05/12/2027	HKD	(1,235,998)	(7,036)
Bumrungrad Hospital PCL	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.00)%	Termination	01/30/2028		(375,295)	103,655
Camtek Ltd.	Morgan Stanley	Pay	EFFR + (2.53)%	Termination	04/16/2026		(61,283)	(6,679)
Camtek Ltd.	Morgan Stanley	Pay	EFFR + (2.53)%	Termination	04/16/2026		(465,780)	97,399
CGN Power Co. Ltd.	Morgan Stanley	Pay	HONIA + (0.75)%	Termination	12/11/2027	HKD	(1,770,730)	2,266
Chenbro Micom Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (12.00)%	Termination	08/11/2027		(140,331)	(48,317)
China Coal Energy Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	07/30/2026	HKD	(1,676,980)	(87,529)
China Motor Corp.	Goldman Sachs	Pay	EFFR + (6.50)%	Termination	09/15/2027		(34,036)	(525)
China Shenhua Energy Co. Ltd.	Goldman Sachs	Pay	HONIA + (0.50)%	Termination	07/30/2026	HKD	(2,453,100)	(75,357)
China Shenhua Energy Co. Ltd.	Morgan Stanley	Pay	HONIA + (0.55)%	Termination	03/12/2028	HKD	(1,558,050)	(15,548)
Chroma ATE, Inc.	Morgan Stanley	Pay	EFFR + (2.375)%	Termination	03/08/2028		(391,828)	(22,268)
Compal Electronics, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.75)%	Termination	11/15/2026		(125,892)	(1,809)
Corp. Inmobiliaria Vesta SAB de CV	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.75)%	Termination	08/11/2027		(349,044)	(43,460)
COSCO SHIPPING Energy Transportation Co. Ltd.	Goldman Sachs	Pay	HONIA + (15.75)%	Termination	12/08/2027	HKD	(918,000)	1,141
COSCO SHIPPING Energy Transportation Co. Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (6.50)%	Termination	04/04/2027	HKD	(1,481,040)	52,417
COSCO SHIPPING Energy Transportation Co. Ltd.	Morgan Stanley	Pay	HONIA + (17.00)%	Termination	09/15/2027	HKD	(1,138,320)	28,791
Coupang, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	01/26/2028		(835,049)	(154,591)
CSPC Innovation Pharmaceutical Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	09/22/2027		(98,832)	(59,287)
CSPC Innovation Pharmaceutical Co. Ltd.	Morgan Stanley	Pay	EFFR + (14.16)%	Termination	05/15/2027		(192,613)	(84,722)
Delta Electronics, Inc.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	11/27/2027		(386,873)	(16,364)
Dr Reddy's Laboratories Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/01/2027		(866,743)	(58,263)
E Ink Holdings, Inc.	Bank of America	Pay	EFFR + (0.40)%	Termination	12/29/2027		(198,075)	43,794
E Ink Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.50)%	Termination	11/27/2027		(155,630)	39,514
EcoPro BM Co. Ltd.	Goldman Sachs	Pay	EFFR + (16.00)%	Termination	05/06/2026		(109,809)	198,225
EcoPro Co. Ltd.	Goldman Sachs	Pay	EFFR + (12.25)%	Termination	11/11/2026		(39,707)	75,180
Elan Microelectronics Corp.	Goldman Sachs	Pay	EFFR + (3.25)%	Termination	02/24/2027		(179,589)	(14,993)
Elite Material Co. Ltd.	Goldman Sachs	Pay	EFFR + (7.50)%	Termination	02/24/2027		(99,972)	(50,236)
Elite Material Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.25)%	Termination	05/04/2028		(124,965)	(38,319)
Espressif Systems Shanghai Co. Ltd.	Morgan Stanley	Pay	EFFR + (9.15)%	Termination	03/29/2028		(75,154)	18,780
Faraday Technology Corp.	Goldman Sachs	Pay	EFFR + (7.75)%	Termination	12/10/2025		(105,711)	11,370
Faraday Technology Corp.	Morgan Stanley	Pay	EFFR + (9.00)%	Termination	12/12/2025		(91,957)	27,375
Fortune Electric Co. Ltd.	Goldman Sachs	Pay	EFFR + (13.25)%	Termination	09/15/2027		(61,331)	(4,921)
Fortune Electric Co. Ltd.	HSBC Bank	Pay	SOFR + (12.25)%	Termination	03/29/2028		(91,997)	5,641
Fositek Corp.	Morgan Stanley	Pay	EFFR + (12.75)%	Termination	05/08/2027		(194,538)	(9,314)
Gamuda Bhd	HSBC Bank	Pay	SOFR + (7.47)%	Termination	05/08/2027		(445,210)	(105,614)
Gigabyte Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (7.25)%	Termination	03/08/2028		(423,645)	(58,288)
Global Unichip Corp.	Goldman Sachs	Pay	EFFR + (7.75)%	Termination	11/15/2026		(155,497)	8,481
Global Unichip Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (7.50)%	Termination	05/12/2027		(38,874)	200
Gold Circuit Electronics Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (5.00)%	Termination	05/04/2028		(86,758)	(27,034)
Gold Circuit Electronics Ltd.	Morgan Stanley	Pay	EFFR + (6.25)%	Termination	11/27/2027		(164,840)	(54,712)
Grupo Aeroportuario del Sureste SAB de CV	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/25/2027		(378,696)	(79,426)
Grupo Aeroportuario del Sureste SAB de CV	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	03/23/2028		(210,923)	(36,990)
Guanghui Energy Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	09/16/2026		(44,007)	(36,353)
Guanghui Energy Co. Ltd.	Goldman Sachs	Pay	EFFR + (12.50)%	Termination	09/13/2026		(29,420)	(4,617)
HD Hyundai Electric Co. Ltd.	Morgan Stanley	Pay	EFFR + (3.88)%	Termination	04/12/2028		(349,964)	(110,781)
Hon Hai Precision Industry Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.62)%	Termination	11/27/2027		(416,437)	60,283
Hyundai Motor Co.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	04/16/2026		(1,209)	119
Hyundai Motor Co.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/10/2025		(141,288)	(11,552)
ICICI Bank Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	10/30/2027		(464,705)	(78,965)
Indosat Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.75)%	Termination	04/12/2028		(174,847)	(52,622)
Indosat Tbk PT	UBS AG	Pay	OBFR + (0.30)%	Termination	02/16/2028		(212,387)	(42,739)
Indosat Tbk PT	UBS AG	Pay	OBFR + (0.30)%	Termination	02/23/2028		(221,317)	(41,321)
Infosys Ltd.	Morgan Stanley	Pay	EFFR + (0.58)%	Termination	03/22/2028		(537,424)	(21,658)
Inter & Co., Inc.	Bank of America	Pay	EFFR + (0.30)%	Termination	04/19/2028		(76,647)	(16,350)
Inter & Co., Inc.	Goldman Sachs	Pay	EFFR + (1.08)%	Termination	12/15/2027		(211,614)	(83,098)
International Container Terminal Services, Inc.	Goldman Sachs	Pay	EFFR + (3.00)%	Termination	02/13/2028		(577,652)	(113,223)
iQIYI, Inc.	Morgan Stanley	Pay	EFFR + (1.22)%	Termination	12/08/2027		(169,858)	35,856
Jiumaojiu International Holdings Ltd.	Goldman Sachs	Pay	HONIA + (15.50)%	Termination	10/21/2026	HKD	(113,740)	36,114
Jiumaojiu International Holdings Ltd.	J.P. Morgan Securities, Inc.	Pay	HONIA + (0.50)%	Termination	11/12/2026	HKD	(513,040)	181,102
Jiumaojiu International Holdings Ltd.	Morgan Stanley	Pay	HONIA + (15.25)%	Termination	08/01/2027	HKD	(1,239,040)	1,912
JUMBO SA	Morgan Stanley	Pay	EONIA + (6.50)%	Termination	08/18/2027	EUR	(322,061)	(84,394)
Kakao Games Corp.	Goldman Sachs	Pay	EFFR + (3.25)%	Termination	10/21/2026		(185,803)	84,082
Kia Corp.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/10/2025		(105,748)	(24,931)
KINIK CO	Bank of America	Pay	EFFR + (0.40)%	Termination	04/02/2028		(225,437)	(45,797)
KINIK CO	J.P. Morgan Securities, Inc.	Pay	OBFR + (7.75)%	Termination	03/08/2028		(338,155)	(32,231)
Kum Yang Co. Ltd.	Goldman Sachs	Pay	EFFR + (32.25)%	Termination	11/11/2026		(11,994)	86,307
Land & Houses PCL	Morgan Stanley	Pay	EFFR + (15.13)%	Termination	08/28/2027		(114,254)	(2,754)
Leejam Sports Co. JSC	J.P. Morgan Securities, Inc.	Pay	EFFR + (10.18)%	Termination	11/12/2027		(355,495)	85,400
Leejam Sports Co. JSC	Morgan Stanley	Pay	EFFR + (4.94)%	Termination	11/14/2026		(65,233)	41,239
Leejam Sports Co. JSC	Morgan Stanley	Pay	EFFR + (4.94)%	Termination	11/14/2026		(311,927)	134,875
LG Energy Solution Ltd.	Goldman Sachs	Pay	EFFR + (19.50)%	Termination	10/21/2026		(74,418)	42,199
LG H&H Co. Ltd.	Goldman Sachs	Pay	EFFR + (0.75)%	Termination	12/10/2025		(176,267)	192,041
Lotes Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (4.00)%	Termination	09/12/2027		(87,759)	2,447
Lotes Co. Ltd.	Morgan Stanley	Pay	EFFR + (2.63)%	Termination	02/13/2028		(219,397)	35,410
Lotus Pharmaceutical Co. Ltd.	Goldman Sachs	Pay	EFFR + (3.25)%	Termination	08/25/2027		(140,848)	4,588
Lumi Rental Co.	J.P. Morgan Securities, Inc.	Pay	EFFR + (3.00)%	Termination	01/28/2028		(115,682)	30,530
Lumi Rental Co.	Morgan Stanley	Pay	EFFR + (8.81)%	Termination	02/04/2028		(53,462)	13,154
MakeMyTrip Ltd.	HSBC Bank	Pay	SOFR + (0.15)%	Termination	03/19/2028		(134,355)	(9,540)
MakeMyTrip Ltd.	UBS AG	Pay	OBFR + (0.30)%	Termination	03/15/2028		(380,604)	(68,253)
MediaTek, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	08/11/2027		(210,221)	2,586
Melco Resorts & Entertainment Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	04/12/2028		(145,526)	(27,322)
Melco Resorts & Entertainment Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	04/07/2027		(97,955)	8,244
Middle East Healthcare Co.	Goldman Sachs	Pay	EFFR + (3.50)%	Termination	03/15/2028		(133,272)	18,521
Middle East Healthcare Co.	J.P. Morgan Securities, Inc.	Pay	EFFR + (8.00)%	Termination	10/13/2027		(62,611)	14,246
MISC Bhd	HSBC Bank	Pay	SOFR + (11.00)%	Termination	12/15/2027		(250,696)	(19,366)
Mitra Adiperkasa Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (7.93)%	Termination	04/07/2027		(111,541)	7,075
Mitra Adiperkasa Tbk PT	Morgan Stanley	Pay	EFFR + (4.05)%	Termination	02/25/2027		(6,169)	545
Mr Price Group Ltd.	HSBC Bank	Pay	South Africa Rand Overnight Deposit Rate + (0.60)%	Termination	03/01/2028	ZAR	(12,828,764)	(390)
Murata Manufacturing Co. Ltd.	Morgan Stanley	Pay	TONA + (0.45)%	Termination	12/11/2027	JPY	(10,660,000)	12,739
NAURA Technology Group Co. Ltd.	Morgan Stanley	Pay	EFFR + (4.35)%	Termination	02/16/2028		(319,922)	(10,825)
Nova Ltd.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/21/2026		(111,510)	(11,376)
Nova Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	04/19/2028		(103,819)	(13,023)
NU Holdings Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	12/15/2027		(842,634)	(45,580)
Onto Innovation, Inc.	UBS AG	Pay	OBFR + (0.30)%	Termination	03/01/2028		(383,850)	243,886
Ozon Holdings PLC	Goldman Sachs	Pay	EFFR + (0.25)%	Monthly	09/18/2025		0	314,151
Pegatron Corp.	Goldman Sachs	Pay	EFFR + (0.20)%	Termination	11/27/2027		(148,379)	2,810
Pegatron Corp.	HSBC Bank	Pay	SOFR + (0.50)%	Termination	03/29/2028		(316,356)	(5,410)
Pegavision Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (11.00)%	Termination	08/11/2027		(68,272)	(2,620)
Pegavision Corp.	Morgan Stanley	Pay	EFFR + (9.25)%	Termination	09/15/2027		(193,436)	17,532
Perfect World Co. Ltd.	Morgan Stanley	Pay	EFFR + (13.35)%	Termination	08/15/2027		(64,998)	(29,572)
PharmaEssentia Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.25)%	Termination	12/01/2027		(133,473)	11,088
Pingdingshan Tianan Coal Mining Co. Ltd.	Goldman Sachs	Pay	EFFR + (18.75)%	Termination	10/18/2026		(54,399)	(3,655)
Pingdingshan Tianan Coal Mining Co. Ltd.	Morgan Stanley	Pay	EFFR + (5.95)%	Termination	08/02/2026		(56,712)	(11,638)
POSCO Future M Co. Ltd.	Bank of America	Pay	EFFR + (0.40)%	Termination	11/11/2026		(77,581)	91,556
POSCO Future M Co. Ltd.	Goldman Sachs	Pay	EFFR + (18.50)%	Termination	10/21/2026		(48,594)	97,958
Quanta Computer, Inc.	Morgan Stanley	Pay	EFFR + (0.88)%	Termination	11/27/2027		(516,392)	(26,138)
Raia Drogasil SA	Goldman Sachs	Pay	EFFR + (11.96)%	Termination	03/20/2027		(231,743)	191,045
Raia Drogasil SA	J.P. Morgan Securities, Inc.	Pay	OBFR + (31.55)%	Termination	05/24/2028		(211,342)	3,067
Raia Drogasil SA	Morgan Stanley	Pay	EFFR + (18.00)%	Termination	01/30/2028		(238,021)	44,516
Realtek Semiconductor Corp.	Goldman Sachs	Pay	EFFR + (0.75)%	Termination	11/07/2027		(288,837)	(44,539)
Santander Bank Polska SA	Goldman Sachs	Pay	EFFR + (0.75)%	Termination	09/15/2027		(80,646)	(13,591)
SATS Ltd.	Morgan Stanley	Pay	SORA + (0.56)%	Termination	03/12/2028	SGD	(163,152)	(582)
SATS Ltd.	UBS AG	Pay	SORA + (0.35)%	Termination	03/05/2028	SGD	(410,661)	2,235
Shanxi Coking Coal Energy Group Co., Ltd.	Goldman Sachs	Pay	EFFR + (15.25)%	Termination	09/13/2026		(187,567)	46,718
Shanxi Coking Coal Energy Group Co., Ltd.	Morgan Stanley	Pay	EFFR + (0.56)%	Termination	09/16/2026		(49,109)	11,522
Shenzhen Inovance Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (4.75)%	Termination	09/01/2027		(29,235)	(10,855)
Shenzhen Inovance Technology Co., Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (9.15)%	Termination	11/12/2026		(49,364)	(2,855)
Siam Cement PCL	Morgan Stanley	Pay	EFFR + (1.55)%	Termination	12/15/2027		(184,571)	8,424
Singapore Technologies Engineering Ltd.	Morgan Stanley	Pay	SORA + (0.55)%	Termination	12/15/2027	SGD	(192,372)	(66,947)
Sinotruk Hong Kong Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (0.35)%	Termination	12/04/2027	HKD	(1,217,700)	16,609
Sonoscape Medical Corp.	Morgan Stanley	Pay	EFFR + (8.35)%	Termination	12/04/2025		(202,306)	(57,333)
State Bank of India	Morgan Stanley	Pay	EFFR + (0.50)%	Termination	10/31/2027		(747,593)	(96,482)
Sumber Alfaria Trijaya Tbk PT	HSBC Bank	Pay	SOFR + (3.50)%	Termination	03/17/2027		(103,599)	22,407
Sumber Alfaria Trijaya Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.74)%	Termination	02/24/2027		(323,925)	11,411
Sunway Bhd	Morgan Stanley	Pay	EFFR + (13.75)%	Termination	02/16/2028		(445,260)	(58,129)
Sunway Bhd	Morgan Stanley	Pay	EFFR + (13.75)%	Termination	01/02/2031		(196,852)	(12,715)
Suzhou TFC Optical Communication Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	03/16/2028		(93,102)	10,266
Suzhou TFC Optical Communication Co. Ltd.	Morgan Stanley	Pay	EFFR + (11.95)%	Termination	03/19/2028		(76,071)	8,572
Taiwan Union Technology Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (5.00)%	Termination	12/22/2027		(160,235)	(11,395)
Taiwan Union Technology Corp.	Morgan Stanley	Pay	EFFR + (6.50)%	Termination	11/27/2027		(68,672)	(15,850)
Telkom Indonesia Persero Tbk PT	HSBC Bank	Pay	SOFR + (3.00)%	Termination	03/05/2028		(463,629)	(60,957)
Tong Yang Industry Co. Ltd.	J.P. Morgan Securities, Inc.	Pay	OBFR + (3.25)%	Termination	08/11/2027		(108,864)	(37,253)
Unilever Indonesia Tbk PT	J.P. Morgan Securities, Inc.	Pay	OBFR + (2.25)%	Termination	03/17/2027		(77,367)	47,047
Unilever Indonesia Tbk PT	Morgan Stanley	Pay	EFFR + (4.05)%	Termination	05/19/2027		(25,658)	14,177
Unilever Indonesia Tbk PT	UBS AG	Pay	OBFR + (0.30)%	Termination	03/15/2028		(286,793)	(87,436)
United Electronics Co.	Goldman Sachs	Pay	EFFR + (2.00)%	Termination	08/14/2027		(152,761)	(3,635)
United International Transportation Co.	Goldman Sachs	Pay	EFFR + (5.00)%	Termination	11/11/2026		(322,406)	41,463
United International Transportation Co.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/19/2026		(123,614)	7,680
Vanguard International Semiconductor Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (13.25)%	Termination	11/27/2027		(58,582)	(3,038)
VK IPJSC	Morgan Stanley	Pay	EFFR + (6.50)%	Monthly	09/23/2026		0	140,169
Wal-Mart de Mexico SAB de CV	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/04/2025		(266,517)	78,737
Wal-Mart de Mexico SAB de CV	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	12/04/2025		(588,885)	(110,570)
WEG SA	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.50)%	Termination	03/22/2028		(506,921)	50,952
Wizz Air Holdings PLC	Goldman Sachs	Pay	SONIA + (0.40)%	Termination	08/14/2027	GBP	(39,469)	(9,308)
Woolworths Holdings Ltd.	Goldman Sachs	Pay	South Africa Rand Overnight Deposit Rate + (0.80)%	Termination	08/18/2027	ZAR	(11,006,604)	1,845
Woolworths Holdings Ltd./South Africa	HSBC Bank	Pay	South Africa Rand Overnight Deposit Rate + (0.60)%	Termination	03/29/2028	ZAR	(2,445,378)	(10,297)
Yankuang Energy Group Co. Ltd.	HSBC Bank	Pay	1 mo. HIBOR HKD + (1.50)%	Termination	04/15/2026	HKD	(1,332,760)	(36,498)
Yankuang Energy Group Co. Ltd.	Morgan Stanley	Pay	HONIA + (1.00)%	Termination	12/08/2027	HKD	(3,317,920)	(33,519)
Yulon Motor Co. Ltd.	Morgan Stanley	Pay	EFFR + (4.25)%	Termination	12/12/2025		(79,492)	25,767
Yum China Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	02/09/2028		(237,893)	12,002
Zhongji Innolight Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	03/08/2028		(341,919)	27,369
Zhongji Innolight Co. Ltd.	UBS AG	Pay	OBFR + (0.30)%	Termination	02/26/2028		(150,808)	32,614
								$166,015
Net Unrealized Appreciation (Depreciation)								$1,468,100

There are no upfront payments or receipts associated with contracts for difference in the Fund as of May 31, 2025.

Notional Amount is in USD unless otherwise indicated.

OBFR - Overnight Bank Funding Rate was 4.33% as of May 31, 2025.
EFFR - Effective Federal Funds Rate was 4.33% as of May 31, 2025.
EONIA - European Overnight Index Average was 3.96% as of May 31, 2025.
HIBOR - Hong Kong Inter-Bank Offered Rate was 1.33% as of May 31, 2025.
HONIA - Hong Kong Overnight Index Average was 0.02% as of May 31, 2025.
SOFR - Secured Overnight Financing Rate was 4.31% as of May 31, 2025.
SONIA - Sterling Overnight Index Average was 4.46% as of May 31, 2025.
SORA - Singapore Overnight Rate Average was 2.15% as of May 31, 2025.
TELBOR - Tel Aviv Interbank Offer Rate was 4.51% as of May 31, 2025.
TONA - Tokyo Overnight Average Rate was 0.48% as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Boston Partners Emerging Markets Dynamic Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$15,826,563	$22,975,039	$0	$38,801,602
Preferred Stocks	409,236	1,166,441	–	1,575,677
Money Market Funds	7,634,891	–	–	7,634,891
Total Investments	$23,870,690	$24,141,480	$0	$48,012,170

Other Financial Instruments:
Contracts for Difference*	$5,810,212	$86,307	$454,320	$6,350,839
Futures Contracts*	10,391	–	–	10,391
Total Other Financial Instruments	$5,820,603	$86,307	$454,320	$6,361,230

Liabilities:
Investments:
Common Stocks	$(143,463)	$(489,439)	$–	$(632,902)
Total Investments	$(143,463)	$(489,439)	$–	$(632,902)

Other Financial Instruments:
Contracts for Difference*	$(4,471,515)	$(115,512)	$(295,712)	$(4,882,739)
Total Other Financial Instruments	$(4,471,515)	$(115,512)	$(295,712)	$(4,882,739)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.